Parent Only Information (Details) - Schedule of condensed balance sheets - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 658	$ 95	¥ 1,284
Amount due from inter-company	501,913	72,771	493,382
Other current assets	42,090	6,102
Non-current assets
Investment in subsidiaries
TOTAL ASSETS	544,661	78,968	494,666
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	400,518	58,070	97,625
Other current liabilities	78,585	11,394	49,276
Total current liabilities	479,103	69,464	146,901
Other non-current liabilities	14,291	2,071	11,211
TOTAL LIABILITIES	493,394	71,535	158,112
EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 3,896,916 and 4,652,857 issued and outstanding as of December 31, 2021 and, 2022, with par value of US$0.002)	57	8	54
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 472,622 and 472,622 issued and outstanding as of December 31, 2021 and, 2022, with par value of US$0.002)	6	1	6
Additional paid-in capital	4,550,134	659,707	4,566,956
Accumulated deficit	(4,523,227)	(655,806)	(4,231,553)
Accumulated other comprehensive loss	24,297	3,523	1,091
TOTAL EQUITY	51,267	7,433	336,554
TOTAL LIABILITIES AND EQUITY	¥ 544,661	$ 78,968	¥ 494,666